Investment Objectives and Goals - The Alaska Last Frontier Fund	Jun. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Frontier Economic Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Economic Fund (the “Fund”) seeks to track the performance, before fees and expenses, of The Alaska Last Frontier Index (the “Index”).